[SRZ LETTERHEAD]

December 23, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-0505

Re:	The Motley Fool Funds Trust
Registration Statement on Form N-1A
File Nos. 811-22264 and 333-156770

Ladies and Gentlemen:

On behalf of The Motley Fool Funds Trust (the “Trust”), we are transmitting for filing with the Securities and Exchange Commission, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 1 to the Registration Statement of the Trust (the “Registration Statement”) under the Securities Act and the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is being made pursuant to Rule 485(a) because the Trust is adding a summary section to the prospectus of Motley Fool Independence Fund, the sole series of the Trust (the “Fund”).  In addition, other information contained in the Registration Statement is being updated.  The Trust intends to file an additional amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of this Amendment to include updated financial information.

Please call me at 212-756-2359 with any comments on the Amendment or if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ Todd Kaplan
Todd Kaplan